ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.ORGANIZATION AND NATURE OF OPERATIONS

Description of Business and Corporate History

Hesai Group (the “Company”) was incorporated under the laws of the Cayman Islands on April 21, 2021. The Company, together with its subsidiaries (collectively, the “Group”) is primarily engaged in the development, manufacture and sales of 3-dimensional light detection and ranging solutions, or LiDAR.

History of the Group

The Group’s history began in October 2014 with the establishment of Shanghai Hesai Photonics Co., Ltd. (“Hesai Photonics”), a limited liability company established in the People’s Republic of China (the “PRC”) by Mr. Kai Sun, Mr. Yifan Li and Mr. Shaoqing Xiang (collectively known as the “Founding Shareholders”).

2021 Reorganization

In 2021, the Founding Shareholders and all of the investors of Shanghai Hesai undertook an equity restructuring in order to re-domicile its business from the PRC to the Cayman Islands (the “2021 Reorganization”), which was executed in the following steps:

1)	In April 2021, the Company was incorporated in the Cayman Islands to be the holding company of the Group. On May 6, 2021, the Company established Hesai Hong Kong Limited (“Hesai HK”) in Hong Kong, a wholly owned subsidiary to be the intermediate holding company.
2)	In June 2021, the Company through Hesai HK acquired 100% of the equity interest of Shanghai Hesai from the Founding Shareholders and its investors, thus Shanghai Hesai became the wholly owned subsidiary of the Company.
3)	In May and June 2021, the Founding Shareholders subscribed to 30,033,379 Class A ordinary shares and the existing investors subscribed to 62,834,548 Class B ordinary shares of the Company, on an as-converted basis, at the same proportion of the equity interest they held in Shanghai Hesai.

The main purpose of the 2021 Reorganization was to establish a Cayman Islands holding company for the existing business in preparation for an overseas initial public offering. The Group has accounted for the 2021 Reorganization as transaction between entities with common ownership, which is akin to a reorganization of entities under common control.

Pursuant to a framework agreement entered into by the Founding Shareholders and all of the investors of Shanghai Hesai, the consideration paid by the Company to acquire the equity interest of Shanghai Hesai is to be reinvested in the Company as capital contribution for subscription of ordinary shares at Hesai Group. For the recapitalization in connection with the 2021 Reorganization, only RMB 817,847 was required to be settled through cash redemption by Shanghai Hesai and cash investment at the Company level in accordance with foreign currency control regulations within the PRC. An amount of RMB507,620, RMB17,506 and RMB292,721 has been settled in 2021, 2023 and 2025, respectively. All payables or subscription receivables related to the 2021 Reorganization were settled as of December 31, 2025 (Note 22).

Initial Public Offering (“IPO”)

In February and March 2023, the Group, in connection with its IPO in the United States, issued 10,125,118 Class B ordinary shares with net proceeds of US$179,786 (equivalent to RMB1,225,470).

In September 2025, the Group was listed on the Main Board of the Hong Kong Stock Exchange through a global offering of 22,482,500 Class B ordinary shares with net proceeds of HK$4,654,135 (equivalent to RMB4,249,946).